Loans (Loans by FICO Score, Consumer) (Details)		Dec. 31, 2016	Dec. 31, 2015
HELOC [Member] | FICO score greater than or equal to 740
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		56.90%	55.60%
HELOC [Member] | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		8.80%	9.00%
HELOC [Member] | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		8.60%	8.70%
HELOC [Member] | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		13.20%	13.20%
HELOC [Member] | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		5.60%	6.30%
HELOC [Member] | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage	[1]	6.90%	7.20%
HELOC [Member] | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		100.00%	100.00%
R/E Installment Loans [Member] | FICO score greater than or equal to 740
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		70.30%	67.60%
R/E Installment Loans [Member] | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		8.30%	8.60%
R/E Installment Loans [Member] | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		6.80%	7.00%
R/E Installment Loans [Member] | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		8.40%	9.60%
R/E Installment Loans [Member] | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		3.50%	3.70%
R/E Installment Loans [Member] | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage	[1]	2.70%	3.50%
R/E Installment Loans [Member] | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		100.00%	100.00%
Permanent Mortgage Portfolio Segment | FICO score greater than or equal to 740
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		45.00%	42.50%
Permanent Mortgage Portfolio Segment | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		9.50%	9.80%
Permanent Mortgage Portfolio Segment | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		9.20%	9.60%
Permanent Mortgage Portfolio Segment | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		17.10%	18.50%
Permanent Mortgage Portfolio Segment | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		9.10%	9.80%
Permanent Mortgage Portfolio Segment | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage	[1]	10.10%	9.80%
Permanent Mortgage Portfolio Segment | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score percentage		100.00%	100.00%

[1]	For this group, a majority of the loan balances had FICO scores at the time of the origination that exceeded 620 but have since deteriorated as the loans have seasoned .